Consolidated Statement of Stock Holders Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital Amount	Retained Earnings Amount
Balance at Dec. 31, 2011	$ 4,423	$ 2	$ 1,237	$ 3,184
Balance (in shares) at Dec. 31, 2011		20,000,000
Contributions	3,079		3,079
Net Loss	(2,830)			(2,830)
Balance at Dec. 31, 2012	4,672	2	4,316	354
Balance (in shares) at Dec. 31, 2012		20,000,000
Distributions to former members of Kitara	(699)		(699)
Reverse Merger with Ascend Acquisition Corp. on July 1, 2013	(600)	5	(605)
Reverse Merger with Ascend Acquisition Corp. on July 1, 2013 (in shares)		51,206,700
10,000,000 shares issued on July 1, 2013 in consideration for the acquisition of NYPG	2,000	1	1,999
10,000,000 shares issued on July 1, 2013 in consideration for the acquisition of NYPG (in shares)		10,000,000
Private placement on July 1, 2013 of 4,000,000 shares at $0.50 per share	2,000		2,000
Private placement on July 1, 2013 of 4,000,000 shares at $0.50 per share (in shares)		4,000,000
Contributions	0	(3)	3
Capital Contribution (in Shares)		(25,813,075)
Repurchase of 381,950 shares on July 1, 2013	(50)		(50)
Repurchase of 381,950 shares on July 1, 2013 (in shares)		(381,950)
Shares issued on October 21, 2013 to satisfy working capital adjustment and accrued expenses related to services provided - related to the reverse merger with Ascend	170		170
Shares issued on October 21, 2013 to satisfy working capital adjustment and accrued expenses related to services provided - related to the reverse merger with Ascend ( in shares)		2,145,294
18,000,000 shares issued on December 3, 2013 in consideration for the acquisition of Health Guru	8,600	2	8,598
18,000,000 shares issued on December 3, 2013 in consideration for the acquisition of Health Guru (in shares)		18,000,000
Private Placement on December 3, 2013 of 4,000,000 shares at $0.50 per share	2,000	1	1,999
Private Placement on December 3, 2013 of 4,000,000 shares at $0.50 per share (in shares)		4,000,000
Stock based compensation	89		89
Net Loss	(186)			(186)
Balance at Dec. 31, 2013	$ 17,996	$ 8	$ 17,820	$ 168
Balance (in shares) at Dec. 31, 2013		83,156,969